GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.69%
21,813	Ashland Global Holdings Inc	$ 1,546,978
22,974	Cabot Corp	827,753
65,730	Chemours Co	1,374,414
48,731	Commercial Metals Co	973,645
13,824	Compass Minerals International Inc	820,455
22,620	Domtar Corp	594,228
16,748	Ingevity Corp(a)	828,021
13,772	Minerals Technologies Inc	703,749
2,966	NewMarket Corp	1,015,321
57,558	Olin Corp	712,568
25,754	Reliance Steel & Aluminum Co	2,627,938
26,531	Royal Gold Inc	3,188,230
52,394	RPM International Inc	4,340,319
16,868	Sensient Technologies Corp	973,958
80,626	Steel Dynamics Inc	2,308,322
89,658	United States Steel Corp(b)	658,090
74,236	Valvoline Inc	1,413,454
		24,907,443
Communications — 3.47%
16,128	AMC Networks Inc Class A(a)(b)	398,523
2,183	Cable One Inc	4,115,894
62,094	Ciena Corp(a)	2,464,511
15,327	FactSet Research Systems Inc	5,132,706
37,280	Grubhub Inc(a)	2,696,462
12,586	InterDigital Inc	718,157
18,148	John Wiley & Sons Inc Class A	575,473
58,298	New York Times Co Class A	2,494,571
89,750	TEGNA Inc	1,054,563
40,097	Telephone & Data Systems Inc	739,389
38,615	TripAdvisor Inc	756,468
26,201	ViaSat Inc(a)	901,052
18,962	World Wrestling Entertainment Inc Class A	767,392
28,351	Yelp Inc(a)	569,572
		23,384,733
Consumer, Cyclical — 17.09%
38,490	Adient PLC(a)	667,032
59,898	American Eagle Outfitters Inc(b)	887,089
23,581	AutoNation Inc(a)	1,248,142
37,176	Avient Corp	983,677
55,500	BJ's Wholesale Club Holdings Inc(a)	2,306,025
32,629	Boyd Gaming Corp	1,001,384
32,227	Brunswick Corp	1,898,493
80,256	Caesars Entertainment Inc(a)	4,499,151
17,487	Carter's Inc	1,514,025
14,898	Casey's General Stores Inc	2,646,630
11,816	Choice Hotels International Inc	1,015,703
14,390	Churchill Downs Inc	2,357,370
43,913	Cinemark Holdings Inc	439,130
12,122	Columbia Sportswear Co	1,054,372
Shares		Fair Value
Consumer, Cyclical — (continued)
9,438	Cracker Barrel Old Country Store Inc	$ 1,082,161
58,650	Dana Inc	722,568
11,316	Deckers Outdoor Corp(a)	2,489,633
34,750	Delphi Technologies PLC(a)	580,673
26,133	Dick's Sporting Goods Inc	1,512,578
33,200	Dunkin' Brands Group Inc	2,719,412
16,991	FirstCash Inc	972,055
22,556	Five Below Inc(a)	2,864,612
41,709	Foot Locker Inc	1,377,648
16,600	Fox Factory Holding Corp(a)	1,233,878
99,206	Gentex Corp	2,554,555
94,799	Goodyear Tire & Rubber Co	727,108
61,861	Harley-Davidson Inc	1,518,069
30,619	Healthcare Services Group Inc	659,227
24,258	Herman Miller Inc	731,621
17,342	HNI Corp	544,192
54,045	IAA Inc(a)	2,814,123
9,153	Jack in the Box Inc	725,924
110,768	JetBlue Airways Corp(a)	1,255,001
53,186	KAR Auction Services Inc	765,878
35,619	KB Home	1,367,413
63,166	Kohl's Corp	1,170,466
22,022	Lear Corp	2,401,499
9,048	Lithia Motors Inc Class A	2,062,401
16,390	Marriott Vacations Worldwide Corp	1,488,376
139,337	Mattel Inc(a)	1,630,243
18,657	MSC Industrial Direct Co Inc Class A	1,180,615
44,242	Nordstrom Inc(b)	527,365
20,519	Nu Skin Enterprises Inc Class A	1,027,797
22,772	Ollie's Bargain Outlet Holdings Inc(a)	1,989,134
13,400	Papa John's International Inc	1,102,552
58,192	Penn National Gaming Inc(a)	4,230,558
23,221	Polaris Inc	2,190,669
16,162	Pool Corp	5,406,836
6,218	RH(a)	2,379,131
46,877	Sally Beauty Holdings Inc(a)	407,361
22,852	Scientific Games Corp(a)	797,763
16,420	Scotts Miracle-Gro Co	2,510,782
30,500	Six Flags Entertainment Corp	619,150
54,747	Skechers USA Inc Class A(a)	1,654,454
51,797	Taylor Morrison Home Corp(a)	1,273,688
19,230	Tempur Sealy International Inc(a)	1,715,124
26,193	Texas Roadhouse Inc	1,592,273
22,212	Thor Industries Inc	2,115,915
46,279	Toll Brothers Inc	2,251,936
43,363	Toro Co	3,640,324
53,213	TRI Pointe Group Inc(a)	965,284
69,187	Univar Solutions Inc(a)	1,167,877
27,039	Urban Outfitters Inc(a)	562,682
11,246	Visteon Corp(a)	778,448
13,253	Watsco Inc	3,086,491
73,053	Wendy's Co	1,628,717
31,483	Williams-Sonoma Inc	2,847,323

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,000	Wingstop Inc	$ 1,639,800
25,595	World Fuel Services Corp	542,358
34,882	Wyndham Destinations Inc	1,072,970
37,544	Wyndham Hotels & Resorts Inc	1,895,972
		115,290,886
Consumer, Non-Cyclical — 18.11%
27,057	Aaron's Inc	1,532,779
36,528	Acadia Healthcare Co Inc(a)	1,076,845
20,827	Adtalem Global Education Inc(a)	511,095
13,099	Amedisys Inc(a)	3,096,997
40,995	Arrowhead Pharmaceuticals Inc(a)	1,765,245
21,024	ASGN Inc(a)	1,336,285
19,135	Avanos Medical Inc(a)	635,665
20,542	Avis Budget Group Inc(a)(b)	540,665
15,513	Bio-Techne Corp	3,843,035
3,680	Boston Beer Co Inc Class A(a)	3,250,765
20,675	Brink's Co	849,536
15,155	Cantel Medical Corp	665,911
20,024	Charles River Laboratories International Inc(a)	4,534,435
6,421	Chemed Corp	3,084,327
31,877	CoreLogic Inc	2,157,117
117,610	Coty Inc Class A	317,547
65,367	Darling Ingredients Inc(a)	2,355,173
21,870	Edgewell Personal Care Co(a)	609,736
18,163	Emergent BioSolutions Inc(a)	1,876,783
40,190	Encompass Health Corp	2,611,546
124,219	Exelixis Inc(a)	3,037,155
79,373	Flowers Foods Inc	1,931,145
14,714	FTI Consulting Inc(a)	1,559,243
30,731	Globus Medical Inc Class A(a)	1,521,799
1,637	Graham Holdings Co Class B	661,528
19,013	Grand Canyon Education Inc(a)	1,519,899
34,059	Grocery Outlet Holding Corp(a)	1,339,200
77,343	H&R Block Inc	1,259,917
20,294	Haemonetics Corp(a)	1,770,651
33,210	Hain Celestial Group Inc(a)	1,139,103
31,212	HealthEquity Inc(a)	1,603,360
10,308	Helen of Troy Ltd(a)	1,994,804
26,868	Hill-Rom Holdings Inc	2,243,747
7,767	ICU Medical Inc(a)	1,419,497
26,899	Ingredion Inc	2,035,716
14,420	Insperity Inc	944,366
28,921	Integra LifeSciences Holdings Corp(a)	1,365,650
22,388	Jazz Pharmaceuticals PLC(a)	3,192,305
7,917	Lancaster Colony Corp	1,415,560
12,748	LHC Group Inc(a)	2,709,715
6,466	Ligand Pharmaceuticals Inc(a)(b)	616,339
19,811	LivaNova PLC(a)	895,655
26,837	LiveRamp Holdings Inc(a)	1,389,351
23,323	ManpowerGroup Inc	1,710,276
20,411	Masimo Corp(a)	4,818,221
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,240	MEDNAX Inc(a)	$ 557,427
10,962	Medpace Holdings Inc(a)	1,225,004
23,952	Molina Healthcare Inc(a)	4,384,174
73,060	Nektar Therapeutics(a)	1,212,065
21,048	NuVasive Inc(a)	1,022,301
34,907	Patterson Cos Inc	841,433
14,977	Paylocity Holding Corp(a)	2,417,587
13,548	Penumbra Inc(a)	2,633,460
18,658	Pilgrim's Pride Corp(a)	279,217
25,402	Post Holdings Inc(a)	2,184,572
25,778	PRA Health Sciences Inc(a)	2,614,920
20,468	Prestige Consumer Healthcare Inc(a)	745,445
15,420	Quidel Corp(a)	3,382,840
19,726	Repligen Corp(a)	2,910,374
125,149	Sabre Corp	814,720
8,057	Sanderson Farms Inc	950,484
71,074	Service Corp International	2,997,901
48,375	Sprouts Farmers Market Inc(a)	1,012,489
9,885	Strategic Education Inc	904,181
28,057	Syneos Health Inc(a)	1,491,510
43,007	Tenet Healthcare Corp(a)	1,054,102
7,034	Tootsie Roll Industries Inc(b)	217,351
23,114	TreeHouse Foods Inc(a)	936,810
17,934	United Therapeutics Corp(a)	1,811,334
17,794	WEX Inc(a)	2,472,832
18,552	WW International Inc(a)	350,076
		122,170,298
Energy — 3.49%
115,081	Antero Midstream Corp	617,985
75,029	ChampionX Corp(a)	599,482
40,524	Cimarex Energy Co	985,949
76,824	CNX Resources Corp(a)	725,219
50,733	Enphase Energy Inc(a)	4,190,038
102,574	EQT Corp	1,326,282
163,407	Equitrans Midstream Corp	1,382,423
34,024	First Solar Inc(a)	2,252,389
59,399	Murphy Oil Corp	529,839
10,940	Murphy USA Inc(a)	1,403,274
20,243	SolarEdge Technologies Inc(a)	4,824,919
51,078	Sunrun Inc(a)	3,936,581
160,207	WPX Energy Inc(a)	785,014
		23,559,394
Financial — 21.94%
18,812	Affiliated Managers Group Inc	1,286,365
5,790	Alleghany Corp	3,013,406
19,533	Alliance Data Systems Corp	819,995
55,551	American Campus Communities Inc REIT	1,939,841
28,804	American Financial Group Inc	1,929,292
62,302	Associated Banc-Corp	786,251
39,597	BancorpSouth Bank	767,390
16,368	Bank of Hawaii Corp	826,911
49,573	Bank OZK	1,056,896
37,074	Brighthouse Financial Inc(a)	997,661

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
118,828	Brixmor Property Group Inc REIT	$ 1,389,099
94,823	Brown & Brown Inc	4,292,637
39,400	Camden Property Trust REIT	3,505,812
30,887	Cathay General Bancorp	669,630
40,398	CIT Group Inc	715,449
56,597	CNO Financial Group Inc	907,816
40,448	Commerce Bancshares Inc	2,276,818
17,128	CoreSite Realty Corp REIT	2,036,177
44,597	Corporate Office Properties Trust REIT	1,057,841
60,542	Cousins Properties Inc REIT	1,730,896
22,548	Cullen/Frost Bankers Inc	1,441,945
46,827	CyrusOne Inc REIT	3,279,295
67,158	Douglas Emmett Inc REIT	1,685,666
56,669	East West Bancorp Inc	1,855,343
15,955	EastGroup Properties Inc REIT	2,063,460
45,903	Eaton Vance Corp	1,751,199
29,953	EPR Properties REIT	823,708
45,527	Essent Group Ltd	1,684,954
16,648	Evercore Inc Class A	1,089,778
38,721	Federated Hermes Inc	832,889
44,935	First American Financial Corp	2,287,641
57,076	First Financial Bankshares Inc	1,592,991
222,325	First Horizon National Corp	2,096,525
51,131	First Industrial Realty Trust Inc REIT	2,035,014
131,935	FNB Corp	894,519
63,596	Fulton Financial Corp	593,351
203,798	Genworth Financial Inc Class A(a)	682,723
49,606	GEO Group Inc REIT	562,532
37,990	Glacier Bancorp Inc	1,217,580
34,014	Hancock Whitney Corp	639,803
15,190	Hanover Insurance Group Inc	1,415,404
55,358	Healthcare Realty Trust Inc REIT	1,667,383
41,741	Highwoods Properties Inc REIT	1,401,245
60,745	Home BancShares Inc	920,894
61,378	Hudson Pacific Properties Inc REIT	1,346,020
31,522	Interactive Brokers Group Inc Class A	1,523,458
22,532	International Bancshares Corp	587,184
60,954	Janus Henderson Group PLC	1,323,921
45,530	JBG SMITH Properties REIT	1,217,472
86,485	Jefferies Financial Group Inc	1,556,730
21,070	Jones Lang LaSalle Inc	2,015,556
24,956	Kemper Corp	1,667,810
42,353	Kilroy Realty Corp REIT	2,200,662
34,845	Lamar Advertising Co REIT Class A	2,305,694
3,158	LendingTree Inc(a)(b)	969,159
18,955	Life Storage Inc REIT	1,995,393
43,448	Macerich Co REIT(b)	295,012
213,746	Medical Properties Trust Inc REIT	3,768,342
11,045	Mercury General Corp	456,932
Shares		Fair Value
Financial — (continued)
69,603	National Retail Properties Inc REIT	$ 2,402,000
79,693	Navient Corp	673,406
186,471	New York Community Bancorp Inc	1,542,115
113,635	Old Republic International Corp	1,674,980
91,864	Omega Healthcare Investors Inc REIT	2,750,408
47,083	PacWest Bancorp	804,178
95,899	Park Hotels & Resorts Inc REIT	958,031
53,304	Pebblebrook Hotel Trust REIT	667,899
83,191	Physicians Realty Trust REIT	1,489,951
30,136	Pinnacle Financial Partners Inc	1,072,540
27,358	PotlatchDeltic Corp REIT	1,151,772
15,946	Primerica Inc	1,804,130
37,721	Prosperity Bancshares Inc	1,955,079
8,237	PS Business Parks Inc REIT	1,008,126
55,386	Rayonier Inc REIT	1,464,406
27,441	Reinsurance Group of America Inc	2,612,109
20,659	RenaissanceRe Holdings Ltd	3,506,659
49,632	Rexford Industrial Realty Inc REIT	2,271,160
15,947	RLI Corp	1,335,242
81,959	Sabra Health Care REIT Inc	1,129,805
49,095	SEI Investments Co	2,490,098
23,821	Selective Insurance Group Inc	1,226,543
66,260	Service Properties Trust REIT	526,767
21,487	Signature Bank	1,783,206
153,175	SLM Corp	1,239,186
41,283	Spirit Realty Capital Inc REIT	1,393,301
78,588	Sterling Bancorp	826,746
27,450	Stifel Financial Corp	1,387,872
92,294	STORE Capital Corp REIT	2,531,624
58,796	Synovus Financial Corp	1,244,711
25,068	Taubman Centers Inc REIT	834,514
61,092	TCF Financial Corp	1,427,109
20,391	Texas Capital Bancshares Inc(a)	634,772
26,373	Trustmark Corp	564,646
17,362	UMB Financial Corp	850,912
89,418	Umpqua Holdings Corp	949,619
52,235	United Bankshares Inc	1,121,485
45,657	Urban Edge Properties REIT	443,786
160,861	Valley National Bancorp	1,101,898
30,827	Washington Federal Inc	643,051
36,764	Webster Financial Corp	970,937
48,682	Weingarten Realty Investors REIT	825,647
23,589	Wintrust Financial Corp	944,739
		147,988,535
Industrial — 19.85%
15,935	Acuity Brands Inc	1,630,947
64,790	AECOM(a)	2,710,814
24,808	AGCO Corp	1,842,490

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
25,960	AptarGroup Inc	$ 2,938,672
31,323	Arrow Electronics Inc(a)	2,463,867
39,225	Avnet Inc	1,013,574
25,682	Axon Enterprise Inc(a)	2,329,357
18,294	Belden Inc	569,309
46,802	Builders FirstSource Inc(a)	1,526,681
22,015	Carlisle Cos Inc	2,693,976
20,798	Clean Harbors Inc(a)	1,165,312
69,723	Cognex Corp	4,538,967
9,926	Coherent Inc(a)	1,101,091
41,137	Colfax Corp(a)	1,290,056
20,239	Crane Co	1,014,581
16,902	Curtiss-Wright Corp	1,576,281
50,943	Donaldson Co Inc	2,364,774
12,826	Dycom Industries Inc(a)	677,469
17,032	Eagle Materials Inc	1,470,202
22,012	EMCOR Group Inc	1,490,433
23,143	Energizer Holdings Inc	905,817
16,907	EnerSys	1,134,798
50,296	Fluor Corp	443,108
14,177	GATX Corp	903,784
25,363	Generac Holdings Inc(a)	4,911,291
67,407	Graco Inc	4,135,419
10,962	Greif Inc Class A	396,934
33,270	Hexcel Corp	1,116,209
21,931	Hubbell Inc	3,001,038
41,552	II-VI Inc(a)	1,685,349
34,777	ITT Inc	2,053,582
54,727	Jabil Inc	1,874,947
56,900	KBR Inc	1,272,284
33,924	Kennametal Inc	981,761
24,538	Kirby Corp(a)	887,539
50,785	Knight-Swift Transportation Holdings Inc	2,066,949
15,377	Landstar System Inc	1,929,660
14,085	Lennox International Inc	3,839,712
23,899	Lincoln Electric Holdings Inc	2,199,664
9,866	Littelfuse Inc	1,749,636
44,963	Louisiana-Pacific Corp	1,326,858
22,820	MasTec Inc(a)	963,004
81,614	MDU Resources Group Inc	1,836,315
22,444	Mercury Systems Inc(a)	1,738,512
22,360	Middleby Corp(a)	2,005,916
14,707	MSA Safety Inc	1,973,238
52,779	National Instruments Corp	1,884,210
21,734	Nordson Corp	4,169,016
67,759	nVent Electric PLC	1,198,657
61,807	O-I Glass Inc	654,536
27,329	Oshkosh Corp	2,008,682
43,636	Owens Corning	3,002,593
16,276	Regal Beloit Corp	1,527,828
21,889	Ryder System Inc	924,591
31,875	Silgan Holdings Inc	1,172,044
40,336	Sonoco Products Co	2,059,960
36,892	Stericycle Inc(a)	2,326,410
16,608	SYNNEX Corp	2,326,116
25,619	Terex Corp	495,984
21,678	Tetra Tech Inc	2,070,249
Shares		Fair Value
Industrial — (continued)
27,069	Timken Co	$ 1,467,681
13,338	TopBuild Corp(a)	2,276,663
46,818	Trex Co Inc(a)	3,352,169
101,078	Trimble Inc(a)	4,922,499
36,055	Trinity Industries Inc	703,073
17,313	Universal Display Corp	3,129,152
8,739	Valmont Industries Inc	1,085,209
53,244	Vishay Intertechnology Inc	829,009
23,493	Werner Enterprises Inc	986,471
23,088	Woodward Inc	1,850,734
14,926	Worthington Industries Inc	608,682
36,869	XPO Logistics Inc(a)	3,121,330
		133,895,725
Technology — 7.77%
47,531	ACI Worldwide Inc(a)	1,241,985
19,774	Blackbaud Inc	1,103,982
11,804	Cabot Microelectronics Corp(a)	1,685,729
10,094	CACI International Inc Class A(a)	2,151,637
48,889	CDK Global Inc	2,131,071
52,365	Ceridian HCM Holding Inc(a)	4,327,967
23,435	Cirrus Logic Inc(a)	1,580,691
19,152	CommVault Systems Inc(a)	781,402
44,279	Cree Inc(a)	2,822,343
11,712	Fair Isaac Corp(a)	4,982,051
18,048	J2 Global Inc(a)	1,249,283
30,290	Lumentum Holdings Inc(a)	2,275,688
25,621	Manhattan Associates Inc(a)	2,446,549
24,672	MAXIMUS Inc	1,687,811
22,206	MKS Instruments Inc	2,425,561
17,065	Monolithic Power Systems Inc	4,771,545
51,883	NCR Corp(a)	1,148,690
29,761	NetScout Systems Inc(a)	649,683
55,592	Perspecta Inc	1,081,264
42,125	PTC Inc(a)	3,484,580
13,757	Qualys Inc(a)	1,348,324
23,284	Science Applications International Corp	1,825,931
26,099	Semtech Corp(a)	1,382,203
17,602	Silicon Laboratories Inc(a)	1,722,356
13,972	Synaptics Inc(a)	1,123,628
44,487	Teradata Corp(a)	1,009,855
		52,441,809
Utilities — 3.45%
21,268	ALLETE Inc	1,100,406
25,072	Black Hills Corp	1,341,101
90,227	Essential Utilities Inc	3,631,637
43,827	Hawaiian Electric Industries Inc	1,456,809
20,514	IDACORP Inc	1,639,069
37,112	National Fuel Gas Co	1,506,376
39,326	New Jersey Resources Corp	1,062,588
20,715	NorthWestern Corp	1,007,578
80,860	OGE Energy Corp	2,424,991
21,173	ONE Gas Inc	1,461,149
31,869	PNM Resources Inc	1,317,146

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
22,614	Southwest Gas Holdings Inc	$ 1,426,943
20,908	Spire Inc	1,112,306
84,312	UGI Corp	2,780,610
		23,268,709
TOTAL COMMON STOCK — 98.86% (Cost $614,805,612)		$666,907,532
GOVERNMENT MONEY MARKET MUTUAL FUNDS
169,000	BlackRock FedFund Institutional Class(c), 0.00%(d)	169,000
133,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.04%(d)	133,000
101,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.03%(d)	101,000
176,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.00%(d)	176,000
169,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.02%(d)	169,000
176,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.01%(d)	176,000
52,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.02%(d)	52,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.15% (Cost $976,000)		$976,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.51%
$1,053,438	Undivided interest of 1.49% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $1,053,438 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	1,053,438
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,053,438	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $1,053,438 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 1,053,438
1,053,438	Undivided interest of 1.56% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $1,053,438 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	1,053,438
299,276	Undivided interest of 13.74% in a repurchase agreement (principal amount/value $2,178,809 with a maturity value of $2,178,814) with TD Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $299,276 on 10/1/20 collateralized by Federal National Mortgage Association securities, 2.50% - 4.00%, 3/1/50 - 9/1/50, with a value of $2,222,385.(c)	299,276
TOTAL SHORT TERM INVESTMENTS — 0.51% (Cost $3,459,590)		$3,459,590
TOTAL INVESTMENTS — 99.52% (Cost $619,241,202)		$671,343,122
OTHER ASSETS & LIABILITIES, NET — 0.48%		$3,256,767
TOTAL NET ASSETS — 100.00%		$674,599,889

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2020.
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	62	USD	11,506,580	December 2020	$94,266
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 73 futures contracts for the reporting period.

September 30, 2020